Property and Equipment (Detail) (USD $)				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Office furniture, computer and lab equipment	Dec. 31, 2011 Office furniture, computer and lab equipment	Dec. 31, 2012 Office furniture, computer and lab equipment Minimum	Dec. 31, 2012 Office furniture, computer and lab equipment Maximum	Dec. 31, 2012 Computer software	Dec. 31, 2011 Computer software	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2012 Equipment in progress	Dec. 31, 2011 Equipment in progress
Property and Equipment
Useful Lives				3 years	3 years	5 years	5 years			3 years	5 years	3 years		1 year
Property and equipment, gross		$ 518,903	$ 738,652					$ 421,494	$ 280,839			$ 62,509	$ 63,016	$ 34,900	$ 34,900	$ 600,000	$ 359,897
Less accumulated depreciation and amortization		(320,545)	(274,187)
Property and equipment, net	$ 198,706	$ 198,358	$ 464,465